Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.80%	0.80%	1.70%
Expected stock price volatility	63.60%	67.60%	65.80%
Expected term until exercise (years)	4 years	4 years	4 years
Expected dividends	0.00%	0.00%	0.00%